Supplement to the
Fidelity® Stock Selector All Cap Fund
Class A, Class M, Class C, Class I and Class Z
November 29, 2019
Summary Prospectus

Effective on or about January 1, 2020, John Dowd no longer serves as a co-manager of the fund.

Effective on or about January 1, 2020, the following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Ashley Fernandes (co-manager) has managed the fund since January 2020.

Ben Shuleva (co-manager) has managed the fund since January 2020.

It is expected that Ms. Stafford will transition off of the fund effective on or about June 30, 2020. At that time, Mr. Shuleva will assume co-manager responsibilities for Ms. Stafford’s portion of the fund.

AFSS-SUM-19-02 1.9880631.105	December 24, 2019

Supplement to the
Fidelity® Stock Selector All Cap Fund
Class K
November 29, 2019
Summary Prospectus

Effective on or about January 1, 2020, John Dowd no longer serves as a co-manager of the fund.

Effective on or about January 1, 2020, the following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Ashley Fernandes (co-manager) has managed the fund since January 2020.

Ben Shuleva (co-manager) has managed the fund since January 2020.

It is expected that Ms. Stafford will transition off of the fund effective on or about June 30, 2020. At that time, Mr. Shuleva will assume co-manager responsibilities for Ms. Stafford’s portion of the fund.

FSS-K-SUM-19-02 1.9880530.103	December 24, 2019

Supplement to the
Fidelity® Stock Selector All Cap Fund
November 29, 2019
Summary Prospectus

Effective on or about January 1, 2020, John Dowd no longer serves as a co-manager of the fund.

Effective on or about January 1, 2020, the following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Ashley Fernandes (co-manager) has managed the fund since January 2020.

Ben Shuleva (co-manager) has managed the fund since January 2020.

It is expected that Ms. Stafford will transition off of the fund effective on or about June 30, 2020. At that time, Mr. Shuleva will assume co-manager responsibilities for Ms. Stafford’s portion of the fund.

FSS-SUM-19-02 1.9881534.102	December 24, 2019